Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss for the year	$ (49,718)	$ (32,695)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,490	11,800
Stock-based compensation expense	1,727	2,066
Foreign exchange loss	3,974	6,378
Deferred income tax	(784)	(440)
Income from investments accounted for by the equity method	(780)	(930)
Interest on long-term debt and accretion of royalty payable	9	314
Impairment on long lived assets (note 7)	413	0
Change in inventory write-downs to net realizable value (note 5)	7,066	722
Gain on sale of investment (note 6)	0	(19,119)
Net loss on sale of assets	32	62
Other income, net	0	(879)
Loss on extinguishment of royalty payable (note 16)	2,909	0
Change in bad debt expense	56	810
Changes in operating assets and liabilities:
Accounts receivable	5,340	(1,528)
Inventories	9,481	(3,505)
Prepaid expenses	2,869	(134)
Accounts payable and accrued liabilities	(2,448)	122
Warranty liability	(5,829)	2,341
Net cash used in operating activities	(13,193)	(34,615)
Investing activities:
Purchase of property, plant and equipment	(15,574)	(14,242)
Purchase of intangible assets	0	(287)
Proceeds on sale of investments (note 6)	0	31,445
Proceeds on sale of assets	161	731
Net cash (used in) provided by investing activities	(15,413)	17,647
Financing activities:
Drawings on operating lines of credit and long-term facilities	46,367	41,218
Repayment of operating lines of credit and long-term facilities	(39,904)	(55,441)
Repayment of royalty payable	(8,687)	(5,200)
Net cash used in financing activities	(2,224)	(19,423)
Effect of foreign exchange on cash and cash equivalents	(501)	(2,317)
Net decrease in cash and cash equivalents	(31,331)	(38,708)
Cash and cash equivalents, beginning of year (including restricted cash)	86,184	124,892
Cash and cash equivalents, end of year (including restricted cash)	54,853	86,184
Supplementary information:
Interest paid	2,972	3,037
Taxes paid, net of refunds	$ 2,302	$ 1,795